STOCKHOLDERS' EQUITY (Q3) (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015 Installments $ / shares shares	Sep. 30, 2015 $ / shares shares		Dec. 31, 2014 $ / shares shares		Dec. 31, 2013 $ / shares shares		Sep. 30, 2015 shares	Dec. 31, 2014 shares		Dec. 31, 2013 shares	Jul. 15, 2013 shares	Feb. 26, 2013 shares	Jun. 27, 2012 shares
Common Stock [Abstract]
Common Stock, shares issued (in shares)								25,237,249	24,458,018		18,871,420
Common Stock, shares outstanding (in shares)								25,237,249	24,458,018		18,871,420
Common stock issued during period (in shares)	417,715
Number of installments | Installments	2
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		1,676,401	[1]	4,665,451		2,041,165
Warrants issued (in shares)		194,118		80,000		4,445,714
Warrants exercised (in shares)		(392,857)		(3,000,000)		(1,571,428)	[1]
Warrants cancelled (in shares)		(357,155)		(69,050)		(250,000)
Balance (in shares)	1,120,507	1,120,507		1,676,401	[1]	4,665,451
Warrants, Weighted-Average Exercise Price [Abstract]
Balance (in dollars per share) | $ / shares		1.14	[1]	0.82		0.98
Warrants issued (in dollars per share) | $ / shares		0.85		1.20		0.56
Warrants exercised (in dollars per share) | $ / shares		0.35		0.60		0.35	[1]
Warrants cancelled (in dollars per share) | $ / shares		2.85		3.22		0.35
Balance (in dollars per share) | $ / shares	0.82	0.82		1.14	[1]	0.82
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)	1,120,507	1,676,401	[1]	1,676,401	[1]	2,041,165		1,120,507	1,676,401	[1]	4,665,451
Warrants expiration date		Apr. 30, 2020
Inter-Mountain [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Warrants exercised (in shares)				(1,571,428)
Warrant - June 2012 Debt Offering [Member] | Private Placement [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)						392,857
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)						392,857						392,857	392,857	785,714
June 13, 2016 [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		35,000
Balance (in shares)	35,000	35,000		35,000
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)	35,000	35,000		35,000				35,000	35,000
July 16, 2016 [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		116,667
Balance (in shares)	116,667	116,667		116,667
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)	116,667	116,667		116,667				116,667	116,667
July 28, 2016 [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		34,722
Balance (in shares)	34,722	34,722		34,722
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)	34,722	34,722		34,722				34,722	34,722
March 14, 2018 [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		660,000
Balance (in shares)	660,000	660,000		660,000
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)	660,000	660,000		660,000				660,000	660,000
January 15, 2019 [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		80,000
Balance (in shares)	80,000	80,000		80,000
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)	80,000	80,000		80,000				80,000	80,000
April 30, 2020 [Member]
Warrants and Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)	194,118	194,118
Warrant shares subject to expiration [Abstract]
Number of Warrant Shares of Common Stock Subject to Expiration (in shares)	194,118	194,118						194,118
Series A Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares issued (in shares)								0	0
Preferred stock, shares outstanding (in shares)								0	0

[1]	As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all vest, an aggregate of 3,142,857 shares of common stock, which number of shares could increase based upon the terms and conditions of the warrants. The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017. Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants totaling 1,571,428 shares of Common Stock were exercised in 2013. Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise. On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated. For the purposes of this Table, only such vested shares of Common Stock from one unexercised warrant (392,857 shares) have been included, based upon an exercise price of $0.35 per share of Common Stock.